ORGANIZATION AND PRINCIPAL ACTIVITIES - Financial statement amounts and balances of the VIEs (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			9 Months Ended			12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2020 CNY (¥)
ASSETS
Cash and cash equivalents	¥ 6,965,238		¥ 5,191,999	¥ 7,219,700		¥ 4,224,320	¥ 6,116,360	$ 1,014,929	$ 1,039,883
Restricted cash	3,764,988		2,644,701	3,009,630		2,413,510	2,643,587	423,087	562,098
Short term investments				30,000				4,217
Security deposit prepaid to third-party guarantee companies	698,478			549,548			874,886	77,254	104,280
Funds receivable from third party payment service providers	312,447			983,851			153,151	138,308	46,647
Accounts receivable and contract assets, net	3,499,385			3,109,128			3,097,254	437,074	522,444
Financial assets receivable, net	4,301,638			4,077,094			4,404,208
Amounts due from related parties	733,386			518,001			837,324	72,819	109,492
Loans receivable, net	10,850,458			14,002,507			9,844,481	1,968,441	1,619,931
Prepaid expenses and other assets	364,908			534,340			383,937	75,116	54,479
Accounts receivable and contract assets, net-non current	291,908			298,161			223,474	41,915	43,581
Financial assets receivable, net-non current	683,078			755,977			597,965	106,274	101,981
Amounts due from related parties, non-current	55,136			72,245			140,851	10,156	8,231
Loans receivable, net-noncurrent	3,657,879			3,289,501			2,859,349	462,431	546,107
Property and equipment, net	20,487			25,170			24,941	3,538	3,059
Land use rights, net	1,008,548			1,003,366			1,018,908	141,051	150,572
Intangible assets	5,231			4,835			4,961	680	781
Deferred tax assets	1,059,963			1,170,598			834,717	164,560	158,248
Other non-current assets	76,030			64,702			42,606	9,097	11,351
TOTAL ASSETS	37,666,108			39,962,377			33,504,995	5,617,822	5,623,402
LIABILITIES
Accrued expenses and other current liabilities	2,117,357			2,267,693			2,258,329	318,787	316,113
Amounts due to related parties	178,687			203,324			214,057	28,583	26,677
Short term loans	611,164			639,764			397,576	89,937	91,244
Guarantee liabilities-stand ready	4,538,963		4,517,620	4,385,117		4,656,051	4,818,144	616,450	677,649	¥ 4,173,497
Guarantee liabilities-contingent	3,320,414			3,404,333			3,285,081	478,574	495,725
Income tax payable	654,347			683,342			624,112	96,063	97,691
Deferred tax liabilities	173,777			196,517			121,426	27,626	25,944
Other long-term liabilities	34,147			31,067			13,177	4,366	5,099
TOTAL LIABILITIES	20,645,130			21,972,864			18,288,386	$ 3,088,896	$ 3,082,237
Net cash provided by operating activities	2,537,911	$ 378,900	2,001,639	4,130,038	$ 580,590	3,778,316
Net cash (used in) investing activities	(2,694,432)	(402,267)	(2,287,998)	(5,675,628)	(797,867)	(5,718,813)
Net cash provided by financing activities	2,129,177	$ 317,877	1,351,545	3,010,269	$ 423,176	1,806,770
Consolidated VIEs
ASSETS
Cash and cash equivalents	6,556,202			6,753,079			4,605,851
Restricted cash	2,344,124			2,383,178			1,986,512
Short term investments				30,000
Security deposit prepaid to third-party guarantee companies	698,478			549,548			874,886
Funds receivable from third party payment service providers	312,447			983,851			153,151
Accounts receivable and contract assets, net	1,653,349			1,589,517			2,133,477
Financial assets receivable, net	3,618,560			3,321,117			3,806,243
Amounts due from related parties	384,804			317,557			608,924
Loans receivable, net	1,305,091			1,998,988			1,197,532
Prepaid expenses and other assets	253,539			337,254			235,780
Accounts receivable and contract assets, net-non current	290,528			297,756			217,298
Financial assets receivable, net-non current	683,078			755,977			597,965
Amounts due from related parties, non-current	49,627			70,322			121,855
Loans receivable, net-noncurrent	2,634,648			2,575,089			1,029,545
Property and equipment, net	12,831			17,887			15,074
Land use rights, net	1,008,548			1,003,366			1,018,908
Intangible assets	4,433			4,131			3,972
Deferred tax assets	967,237			1,086,165			779,291
Other non-current assets	48,602			42,719			27,729
TOTAL ASSETS	22,826,126			24,117,501			19,413,993
LIABILITIES
Accrued expenses and other current liabilities	1,617,329			1,699,591			1,820,609
Amounts due to related parties	82,063			138,542			94,057
Short term loans	150,000			150,000			150,000
Guarantee liabilities-stand ready	4,538,963			4,385,117			4,818,144
Guarantee liabilities-contingent	3,320,414			3,404,333			3,285,081
Income tax payable	581,136			644,363			449,553
Other tax payable	108,509			146,792			218,017
Deferred tax liabilities	27,328			23,810			65,542
Other long-term liabilities	23,958			22,929			10,271
TOTAL LIABILITIES	10,449,700			10,615,477			¥ 10,911,274
Net revenue	6,713,481		6,248,574	10,012,621		10,070,969
Net income (loss)	1,566,142		2,930,834	2,291,880		4,551,396
Net cash provided by operating activities	2,453,285		1,861,811	3,191,592		3,274,881
Net cash (used in) investing activities	¥ (2,148,700)		(351,780)	(2,964,541)		(1,008,797)
Net cash provided by financing activities			¥ 673,400	¥ (2,987)		¥ 673,400
Percentage of consolidated revenues	79.00%	79.00%	82.00%	79.00%	79.00%	82.00%
Percentage of consolidated total assets	61.00%	61.00%		60.00%	60.00%		58.00%
Percentage of consolidated total liabilities	51.00%	51.00%		48.00%	48.00%		60.00%